Investment Property, Net - Changes in Carrying Amount of Investment Property (Parenthetical) (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2016 KRW (₩)
Disclosure of detailed information about investment property [abstract]
Impairment loss on investment property	₩ 318